Pensions and Other Post-Employment Benefits - Summary of Fair Value of the Plan Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Equity Funds	$ 77		$ 58
Fixed Income Funds	54		35
Real Estate Funds	9		6
Listed Infrastructure Funds	8		8
Emerging Market Debt Funds	8		7
Cash and Cash Equivalents	2		2
Non-Invested Assets	1		1
Total fair value	$ 159		$ 117
United States
Disclosure of defined benefit plans [line items]
Total fair value		$ 32